ACQUISITION BY STELLA POINT (Details) - USD ($)				1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 19, 2017	Feb. 01, 2017	Jan. 25, 2017	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Combination, Consideration Transferred [Abstract]
Consideration paid in cash	$ 92,000,000
Consideration paid in equity	161,000,000
Acquisition-Related Costs [Abstract]
Transaction costs			$ 25,000
Intermex Holdings, Inc. and Subsidiaries [Member]
Business Combination, Consideration Transferred [Abstract]
Consideration paid in cash	92,000,000
Consideration paid in equity	$ 161,000,000
Assets Acquired and Liabilities Assumed [Abstract]
Goodwill				$ 36,259,666	$ 36,259,666
Acquisition-Related Costs [Abstract]
Transaction costs					8,705,501
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member]
Assets Acquired and Liabilities Assumed [Abstract]
Goodwill				0		$ 0	$ 0	$ 0
Acquisition-Related Costs [Abstract]
Transaction costs				$ 3,917,188		900,530	1,609,034
Intermex Holdings, Inc. and Subsidiaries [Member] | Stella Point [Member]
Business Combination, Consideration Transferred [Abstract]
Consideration paid in cash		$ 52,000,000
Consideration paid in equity		12,410,000
Outstanding debt		78,000,000
Additional funding of debt		5,000,000
Contingent consideration		$ 0
Ownership interest acquired				80.70%
Assets Acquired and Liabilities Assumed [Abstract]
Cash				$ 43,064,931
Accounts receivables				27,183,489
Prepaid and other current assets				560,934
Property and equipment				6,328,146
Other assets				1,345,562
Total tangible assets acquired				78,483,062
Intangible assets acquired				62,660,000
Deferred tax asset, net				2,118,801
Less: Liabilities assumed				(115,111,529)
Net assets				28,150,334
Goodwill				36,259,666
Total purchase price				64,410,000
Acquisition-Related Costs [Abstract]
Transaction costs					6,212,602
Intermex Holdings, Inc. and Subsidiaries [Member] | Stella Point [Member] | Predecessor [Member]
Acquisition-Related Costs [Abstract]
Transaction costs				$ 3,917,188		$ 900,530	$ 1,609,034
Intermex Holdings, Inc. and Subsidiaries [Member] | FinTech [Member]
Acquisition-Related Costs [Abstract]
Transaction costs					$ 2,492,899